Stockholders' Equity	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Line Items]
STOCKHOLDERS’ EQUITY

8. STOCKHOLDERS’ EQUITY

Preferred Stock

Before the consummation of the Merger, the Company had issued Series Seed, Series Seed-1, Series Seed-2 and Series Seed-3 convertible preferred stock (collectively referred to as “Preferred Stock”). The Company’s certificate of incorporation, as amended and restated, had authorized the Company to issue a total of 10,090,150 shares of Preferred Stock, of which 4,008,079 shares were designated as Series Seed Preferred Stock, 3,037,227 shares were designated as Series Seed-1 Preferred Stock, 2,599,497 shares were designated as Series Seed-2 Preferred Stock and 445,437 shares were designated as Series Seed-3 Preferred Stock.

The liquidation preferences were as follows:

	September 30,	December 31,
	2023	2022
Series Seed preferred stock	$-	$11,999,997
Series Seed-1 preferred stock	-	3,699,950
Series Seed-2 preferred stock	-	5,674,962
Series Seed-3 preferred stock	-	1,250,000
	$-	$22,624,909

Upon the Merger, there were 10,000,000 shares of preferred stock, par value $0.0001 per share, authorized for issuance.

Transactions

In February 2022, the Company issued 257,639 shares of Series Seed Preferred Stock for gross proceeds of $999,999, or $3.88 per share.

Upon consummation of the Merger in July 2023, all shares of Serve Preferred Stock were converted into 7,978,616 shares of common stock of the newly merged entity.

Common Stock

Upon the Merger, the Company has authorized 300,000,000 shares of common stock, par value $0.0001 per share.

Dividend Rights

Subject to applicable law and the rights and preferences, if any, of any holders of any outstanding series of preferred stock, the holders of our common stock are entitled to receive dividends if our board of directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that our board of directors may determine, payable either in cash, in property or in shares of capital stock.

Voting Rights

Holders of our common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Except as otherwise required by law, holders of common stock are not entitled to vote on any amendment to the amended and restated certificate of incorporation (including any certificate of designation relating to any series of preferred stock) that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote on such amendment pursuant to the amended and restated certificate (including any certificate of designation relating to any series of preferred stock). We have not provided for cumulative voting for the election of directors in our amended and restated certificate of incorporation. Accordingly, holders of a majority of the shares of our common stock will be able to elect all of our directors. Our amended and restated certificate of incorporation establishes a classified board of directors, divided into three classes with staggered three-year terms. Only one class of directors will be elected at each annual meeting of our stockholders, with the other classes continuing for the remainder of their respective three-year terms.

Transactions

Immediately following the Merger, the Company issued 2,782,378 shares of common stock pursuant to a private placement offering for gross proceeds of $11,129,512, or at a purchase price of $4.00 per share. On August 31, 2023, the Company issued an additional 257,762 shares of common stock pursuant to the private placement offering for gross proceeds of $1,031,048, or $4.00 per share. The private placement offerings are referred to herein as the “Private Placement.”

Upon consummation of the Merger, Patricia’s predecessor shares converted into 1,500,000 shares of common stock of the newly merged entity.

Upon consummation of the Merger, all outstanding SAFEs were converted into 4,372,601 shares of common stock (see Notes 4 and 7).

Upon consummation of the Merger, the outstanding convertible note and related derivative liability was converted into 937,961 shares of common stock (see Notes 4 and 6).

Upon consummation of the Merger, all shares of Serve Preferred Stock were converted into 7,978,616 shares of common stock.

Restricted Common Stock

During 2022, the Company issued 338,121 shares of restricted common stock for recourse notes totaling $164,116. The shares were issued with a corresponding note receivable, a recourse loan that was collateralized by the underlying shares. The Company plans to enforce the recourse terms for the holders. As such, in accordance with ASC 505-10-45-2, the Company recognized a subscription receivable of $165,719, inclusive of interest on the note, which is included as a contra-equity on the consolidated balance sheets. The Company recorded a corresponding restricted stock award liability of $162,747 for the potential settlement if the call right for the shares of restricted common stock is exercised and unvested shares repurchased. The Company reduced the liability and increased additional paid-in capital for the value of the note associated with vested shares no longer subject to the call right. During the nine months ended September 30, 2023, 8,375 shares of restricted common stock vested for a value of $10,302. As of September 30, 2023, the subscription receivable balance was $168,516 and the corresponding restricted stock award liability was $159,716.

As of September 30, 2023, inclusive of founders’ restricted stock issued in 2021, 3,185,037 shares of common stock had vested and 6,533,167 total shares of common stock were outstanding. Total issued shares of common stock were 6,860,053, which includes the shares of restricted stock issued with the recourse note.

During the nine months ended September 30, 2023 and 2022, the Company recorded stock-based compensation pertaining to vesting of restricted common stock of $218,453 and $72,300, respectively.

During the nine months ended September 30, 2023 and 2022, the Company repurchased restricted stock awards of 301,600 and 240,700 shares of common stock, respectively, for nominal value.

8.	STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has issued Series Seed, Series Seed-1, Series Seed-2 and Series Seed-3 convertible preferred stock (collectively referred to as “Preferred Stock”). As of December 31, 2022, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue a total of 10,090,150 shares of Preferred Stock, of which 4,008,079 shares were designated as Series Seed Preferred Stock, 3,037,227 shares were designated as Series Seed-1 Preferred Stock, 2,599,497 shares were designated as Series Seed-2 Preferred Stock and 445,437 shares were designated as Series Seed-3 Preferred Stock.

The holders of the Preferred Stock have the following rights and preferences:

Voting

The holders of Preferred Stock are entitled to vote, together with the holders of common stock as a single class, on all matters submitted to stockholders for a vote and have the right to vote the number of shares equal to the number of shares of common stock into which each share of Preferred Stock could convert on the record date for determination of stockholders entitled to vote.

The Preferred Stock holders, voting together as a single class, shall be entitled to elect one director of the Company.

Dividends

The Company shall not declare, pay or set aside any dividends on shares of any class or series of capital stock of the Company unless the holders of Preferred Stock then outstanding shall first receive, or simultaneously receive, on a pari passu, equal priority basis a non-cumulative dividend on each outstanding share of each series of Preferred Stock in an amount to 8% of the Original Issue Price per share per annum for each series of Preferred Stock. The foregoing dividends shall not be cumulative and shall be paid, when, as and if declared by the Company’s board of directors. The Original Issue Price is (i) $3.8814 per share for the Series Seed Preferred Stock, (ii) $1.5161 per share for Series Seed-1 Preferred Stock, (iii) 2.7170 per share for Series Seed-2 Preferred Stock and (iv) $3.4932 per share for Series Seed-3 Preferred Stock. After payment to Preferred stockholders, any additional dividends shall be distributed among all holders of Common Stock and Preferred Stock in proportion to the number of shares of Common Stock that would be held if all holders of Preferred Stock were converted.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or deemed liquidation event, the preferred stockholders, on a pari passu basis, shall be entitled to a liquidation preference equal to the greater of (i) the applicable Original Issuance Price applicable to each series, plus any dividends declared but unpaid on such share and (ii) such amount per share as would have been payable had all shares of such series of Preferred Stock been converted into Common Stock. After the payment of all preferential amounts to preferred stockholders, the remaining assets available for distribution shall be distributed among common stockholders on a pro-rata basis.

As of December 31, 2022 and 2021, the liquidation preferences were as follows:

	December 31,
	2022	2021
Series Seed preferred stock	$11,999,997	$10,999,998
Series Seed-1 preferred stock	3,699,950	3,699,950
Series Seed-2 preferred stock	5,674,962	5,674,962
Series Seed-3 preferred stock	1,250,000	1,250,000
	$22,629,909	$21,624,910

Conversion

Each share of Preferred Stock is convertible into common stock, at the option of the holder, at any time after the date of issuance. In addition, each share of Preferred Stock will be automatically converted into shares of common stock at the applicable conversion ratio then in effect (i) upon the closing of a firm-commitment public offering resulting in at least $50,000,000 of gross proceeds to the Company (or $11.6442 per share), subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization, or (ii) upon the written consent of the holders of a majority of the then-outstanding shares of Preferred Stock, voting together as a single class.

The conversion ratio of each series of Preferred Stock is determined by dividing the original issue price of each series by the conversion price of each series. The conversion price per share is (i) $3.8814 per share for the Series Seed Preferred Stock, (ii) $1.5161 per share for Series Seed-1 Preferred Stock, (iii) 2.7170 per share for Series Seed-2 Preferred Stock and (iv) $3.4932 per share for Series Seed-3 Preferred Stock, each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization.  Accordingly, as of December 31, 2022, each share outstanding of each series of Preferred Stock was convertible into shares of common stock on a one-for-one basis.

In the event that the Company issues additional securities at a purchase price less than the conversion price for a series of Preferred Stock, the conversion price shall be adjusted pursuant an anti-dilution formula defined in the certificate of incorporation, as amended and restated.

Transactions

In February 2022, the Company issued 257,639 shares of Series Seed Preferred Stock for gross proceeds of $999,999, or $3.8814 per share.

In October 2021, the Company issued 2,834,033 shares of Series Seed Preferred Stock for gross proceeds of $10,999,998, or $3.8814 per share.

See Note 7 for conversion of SAFEs into preferred stock.

Common Stock

After the Company’s amended to its certificate of incorporation in February 2022, the Company authorized 21,200,000 shares of common stock at $0.0001 par value as of December 31, 2022 (See Note 3 for presentation of authorized shares).

Common stockholders have voting rights of one vote per share and are entitled to elect two directors of the Company. The voting, dividend, and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers, and preferences of preferred stockholders.

During the period ended December 31, 2021, the Company issued 3,535,400 shares of common stock to founders for proceeds of $4,400. Such are restricted and subject to vesting over four years.

Restricted Common Stock

During the period ended December 31, 2021, the Company issued 3,575,723 shares of restricted common stock, net of repurchases, for proceeds of $4,646. Of the restricted shares granted, 1,208,846 awards were originally subject to specified vesting milestones there were not expected to be met and therefore, no expense was recorded. In October 2022, the Company modified the milestone awards to eliminate the milestone requirements, to the extent they were still outstanding as of September 15, 2022. The shares became subject to time vesting, monthly over four years. Due to the modification, the Company recognized additional stock compensation of $137,196. The awards without milestones, vest monthly over time, generally over a four-year period with a one-year cliff.

During 2022, the Company issued 338,121 shares of restricted common stock for full recourse notes totaling $164,116. The shares were issued with a corresponding note receivable, a recourse loan that was collateralized by the underlying shares. The Company plans to enforce the recourse terms for the holders. As such, in accordance with ASC 505-10-45-2, the Company recognized a subscription receivable of $165,719, inclusive of interest on the note, which is included as a contra-equity on the consolidated balance sheets. The Company recorded a corresponding restricted stock award liability of $162,747 for the potential settlement if the call right for the shares of restricted common stock is exercised by the Company per the terms of the agreement, and unvested shares are repurchased. The Company reduced the liability and increased additional paid-in capital for the value of the note associated with vested shares no longer subject to the call right. In connection with this grant, the Company recognized stock compensation of $4,250.

As of December 31, 2022, inclusive of founders restricted stock described above, 2,354,466 shares of common stock had vested and 6,826,352 shares of common stock were outstanding. Total issued shares of common stock totaled 7,161,654, which includes the shares of restricted stock issued with the recourse note.

During the years ended December 31, 2022 and 2021, the Company recorded stock-based compensation pertaining to vesting of restricted common stock of $141,446 and $0, respectively.

During 2022, the Company repurchased restricted stock awards of 287,591 shares of common stock for nominal value.

Patricia Acquisition Corp.[Member]
Stockholders' Equity [Line Items]
STOCKHOLDERS’ EQUITY

Note 3. Capital Stock

Preferred Stock

As of June 30, 2023 and December 31, 2022, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of June 30, 2023 and December 31, 2022, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and has 5,000,000 shares issued and outstanding.

Note 3. Capital Stock

Preferred Stock

As of December 31, 2022 and 2021, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of December 31, 2022 and 2021, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and has issued 5,000,000 shares of its $0.0001 par value common stock for $500 to the founders of the Company.